Appendix IV	12 Months Ended
Dec. 31, 2023
APPENDIX IV
APPENDIX IV

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2023

(Expressed in thousands of Euros)

	Balance at				Translation	Balance at
	12/31/2022	Additions	Transfers	Disposals	differences	12/31/2023
Land and buildings	1,114,654	173,261	—	(39,012)	(32,844)	1,216,059
Machinery	6,664	2,871	(1,008)	(658)	(176)	7,693
Computer equipment	6,819	597	(2,484)	(604)	(107)	4,221
Vehicles	20,958	4,737	(79)	(3,191)	(209)	22,216

Total cost of rights of use	1,149,095	181,466	(3,571)	(43,465)	(33,336)	1,250,189

Accum. depr. of land and buildings	(229,604)	(71,157)	—	10,782	7,224	(282,755)
Accum. depr. of machinery	(3,647)	(1,507)	523	590	66	(3,975)
Accum. depr. of computer equipment	(5,793)	(860)	2,516	580	100	(3,457)
Accum. depr. of vehicles	(12,499)	(5,019)	45	2,506	205	(14,762)

Total accum. Depr. of rights of use	(251,543)	(78,543)	3,084	14,458	7,595	(304,949)

Carrying amount of rights of use	897,552	102,923	(487)	(29,007)	(25,741)	945,240

This appendix forms an integral part of note 8 to the consolidated financial statements.

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2022

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	12/31/2021	Additions	combinations	Transfers	Disposals	differences	12/31/2022
Land and buildings	941,955	130,475	27,620	(455)	(35,924)	50,983	1,114,654
Machinery	9,076	5,055	347	(1,189)	(6,849)	224	6,664
Computer equipment	8,519	278	263	(568)	(1,848)	175	6,819
Vehicles	15,760	6,165	1,279	(10)	(2,527)	291	20,958

Total cost of rights of use	975,310	141,973	29,509	(2,222)	(47,148)	51,673	1,149,095

Accum. depr. of land and buildings	(159,831)	(72,214)	(359)	106	9,782	(7,088)	(229,604)
Accum. depr. of machinery	(3,792)	(1,983)	(236)	894	1,361	109	(3,647)
Accum. depr. of computer equipment	(6,475)	(1,432)	—	573	1,719	(178)	(5,793)
Accum. depr. of vehicles	(9,555)	(4,869)	—	4	2,157	(236)	(12,499)

Total accum. depr. of rights of use	(179,653)	(80,498)	(595)	1,577	15,019	(7,393)	(251,543)

Carrying amount of rights of use	795,657	61,475	28,914	(645)	(32,129)	44,280	897,552

This appendix forms an integral part of note 8 to the consolidated financial statements.